SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Foreign currency translation) (Details)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Accounting Policies [Abstract]
Balance sheet items, except for equity accounts	6.6312	6.1088
Items in the statements of income and comprehensive income, and statements of cash flows	6.4352	6.1375